Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Finland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.6%
Finnair OYJ(a)	225,722	$168,620

Auto Components — 2.6%
Nokian Renkaat OYJ	21,054	741,944

Banks — 0.7%
Aktia Bank OYJ(a)	15,728	188,138

Building Products — 0.9%
Uponor OYJ	12,607	257,273

Chemicals — 1.1%
Kemira OYJ	20,992	302,583

Commercial Services & Supplies — 0.6%
Caverion OYJ(a)	26,011	181,085

Communications Equipment — 10.1%
Nokia OYJ(a)	716,015	2,867,123

Construction & Engineering — 0.7%
YIT OYJ	35,353	206,963

Containers & Packaging — 2.7%
Huhtamaki OYJ	15,177	764,314

Diversified Telecommunication Services — 3.6%
Elisa OYJ	19,253	1,036,369

Electric Utilities — 4.7%
Fortum OYJ	58,773	1,350,193

Entertainment — 0.4%
Rovio Entertainment OYJ(b)	21,570	127,720

Food & Staples Retailing — 3.8%
Kesko OYJ, Class B	41,423	1,090,104

Health Care Equipment & Supplies — 0.2%
Revenio Group OYJ	865	45,424

Health Care Providers & Services — 0.4%
Oriola OYJ, Class B	56,902	128,917

Insurance — 8.9%
Sampo OYJ, Class A	58,102	2,518,042

IT Services — 1.9%
TietoEVRY OYJ	17,203	546,969

Machinery — 23.7%
Cargotec OYJ, Class B	8,292	332,283
Kone OYJ, Class B	43,307	3,642,844
Konecranes OYJ	11,684	399,725
Metso Outotec OYJ	98,025	879,431
Neles OYJ	17,495	226,435
Valmet OYJ	22,349	567,025
Wartsila OYJ Abp	71,528	674,398

		6,722,141

Media — 0.9%
Sanoma OYJ	16,916	246,866

Security	Shares	Value

Metals & Mining — 0.8%
Outokumpu OYJ(a)(c)	72,317	$222,060

Multiline Retail — 0.8%
Tokmanni Group Corp.	12,269	224,252

Oil, Gas & Consumable Fuels — 12.7%
Neste OYJ	53,662	3,606,220

Paper & Forest Products — 10.2%
Metsa Board OYJ	35,465	319,871
Stora Enso OYJ, Class R	75,866	1,285,940
UPM-Kymmene OYJ	38,734	1,279,734

		2,885,545

Pharmaceuticals — 2.8%
Orion OYJ, Class B	16,712	788,840

Real Estate Management & Development — 1.6%
Citycon OYJ(c)	18,675	174,244
Kojamo OYJ	12,876	269,540

		443,784

Software — 1.2%
Admicom OYJ	154	23,487
BasWare OYJ(a)	3,330	153,359
F-Secure OYJ(a)	34,591	171,097

		347,943

Specialty Retail — 0.8%
Musti Group OYJ(a)	8,227	214,537

Total Common Stocks — 99.4% (Cost: $29,857,406)		28,223,969

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	420,308	420,560
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	155,000	155,000

		575,560

Total Short-Term Investments — 2.0% (Cost: $575,547)		575,560

Total Investments in Securities — 101.4% (Cost: $30,432,953)		28,799,529

Other Assets, Less Liabilities — (1.4)%		(391,361)

Net Assets — 100.0%		$28,408,168

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Finland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$485,403	$—	$(64,659	)(a)	$(162)	$(22)	$420,560	420,308	$4,105	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	175,000	—	(20,000	)(a)	—	—	155,000	155,000	34		—

					$(162)	$(22)	$575,560		$4,139		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	4	12/18/20	$168	$13,187

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$28,223,969	$—	$—	$28,223,969
Money Market Funds	575,560	—	—	575,560

	$28,799,529	$—	$—	$28,799,529

Derivative financial instruments(a)
Assets
Futures Contracts	$13,187	$—	$—	$13,187

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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